Supplemental Cash Flow Information (Details) - USD ($)		12 Months Ended
	May 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Cash paid for interest		$ 5,366,000	$ 10,239,000
Significant non-cash financing and investing activities:
Write-off of Seller's debt issuance costs		8,202,000	0
Plant, equipment, and mine development additions included in accounts payable		1,229,000	2,458,000
Accrual of deferred financing and equity issuance costs		94,000	0	$ 240,135
1.5 Lien Notes to common stock
Significant non-cash financing and investing activities:
Debt converted	$ 145,700,000	160,254,000	0
1.25 Lien Notes for Subordinated Notes
Significant non-cash financing and investing activities:
Debt converted	80,000,000.0	80,000,000	0
1.25 Lien Notes to common stock
Significant non-cash financing and investing activities:
Debt converted	$ 48,500,000	$ 48,459,000	$ 0